KANSAS CITY LIFE INSURANCE COMPANY
Kansas City Life Variable Life Separate Account
Kansas City Life Variable Annuity Separate Account
Supplement dated October 9, 2026 to the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses dated May 1, 2026 for the
Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract
Effective October 9, 2026, the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses for the Contracts are amended as follows:
The Board of Trustees of the Lincoln Variable Insurance Products Trust and shareholders have approved the reorganization of the LVIP American Century International Fund with and into the LVIP MFS International Growth Fund.
Target Fund and Corresponding Share Class	Acquiring Fund and Corresponding Share Class
LVIP American Century International Fund – Standard Class II	LVIP MFS International Growth Fund - Standard Class
Effective October 9, after the close of business, each investor with Contract Value in the Subaccount invested in the Target Fund at the time of the reorganization will become invested in the Subaccount that invests in the Acquiring Fund, and the Target Fund will no longer be available for investment. Unless you instruct us otherwise, any allocation instruction you have on file that includes the Target Fund will be automatically updated with the Acquiring Fund.
In Appendix A of the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, the Subaccounts available under the Contract are amended to replace LVIP American Century International Fund with LVIP MFS International Growth Fund:

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation	LVIP MFS International Growth Fund – Standard Class Shares (Formerly LVIP American Century International Fund – Standard Class II) (Adviser: Lincoln Financial Investments Corporation; Subadviser: Massachusetts Financial Services Company)	0.79%ii	19.11%	7.09%	9.73%

ii Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectuses for the Fund Portfolio for further information.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, INITIAL SUMMARY PROSPECTUS, OR UPDATING SUMMARY PROSPECTUS. BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.